Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Classes of current inventories [abstract]
Finished products	¥ 533,612	¥ 398,474	¥ 322,103
Work in process	163,206	133,560	142,935
Raw materials, purchased components and supplies	177,189	104,634	94,741
Inventories	¥ 874,007	¥ 636,668	¥ 559,779